Provisions	12 Months Ended
Dec. 31, 2024
Provisions
Provisions

Note 14. Provisions

	January 1,			December 31,
(in thousands euros)	2024	Additions	Reversals/reclasses	2024
Long-term provisions	—	—	—	—
Short-term provisions	—	—	—	—
Total Provisions	—	—	—	—

(in thousands euros)	January 1, 2023	Additions	Reversals/reclasses	December 31, 2023
Long‑term provisions	—	—	—	—
Short‑term provisions	—	—	—	—
Total Provisions	—	—	—	—

	January 1,			December 31,
(in thousands euros)	2022	Additions	Reversals/reclasses	2022
Long‑term provisions	—	—	—	—
Payroll taxes 2016-2018	180	—	(180)	—
Short‑term provisions	180	—	(180)	—
Total Provisions	180	—	(180)	—

Provisions booked at January 1, 2022, relate to the late payment penalties as a result of the tax audit carried out on payroll taxes 2016-2017.